Contract liabilities	12 Months Ended
Dec. 31, 2022
Contract liabilities
Contract liabilities

25. Contract liabilities

As of December 31, 2021 and 2022, current contract liabilities of €22,956 and €23,172 and non-current contract liabilities (included in non-current other trade payables) of €3,853 and €5,252, respectively, either relate to services not yet rendered but already paid in advance by the customer or arise from barter deals with sports rights licensors. They will be recognized as revenue when the service is provided, which is expected to occur over the next eight years.

The full amount of contract liabilities as of December 31, 2020 and 2021 relating to customer prepayments of €11,403 and €21,213, respectively, has been recognized as revenue in 2021 and 2022, respectively. An amount of €3,585 and €3,223 of contract liabilities as of December 31, 2020 and 2021, respectively, relating to barter deals has been recognized as revenue in 2021 and 2022, respectively.

As of December 31, 2022, contract liabilities of €8,391, arising from barter deals with sports rights licensors will be recognized as revenue as follows:

in €‘000	2022
2023	3,114
2024	2,716
2025	912
2026	518
2027 - 2031	1,131
Total	8,391

As of December 31, 2021, contract liabilities of €5,596 arising from barter deals with sports rights licensors will be recognized as revenue as follows:

in €‘000	2021
2022	1,847
2023	1,115
2024	791
2025	420
2026 - 2030	1,423
Total	5,596

Amounts from a customer contract’s transaction price that are allocated to the remaining performance obligations represent contracted revenue that has not yet been recognized. They include amounts recognized as contract liabilities (see above) and amounts that are contracted but the service obligations and payments will be fulfilled in the future.

The transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied as of December 31, 2021 and 2022 is €979.3 million and €943.9 million, respectively. This amount mostly comprises obligations to provide support or deliver data over a period of time, as the respective contracts typically have durations of one or multiple years. €541.7 million and €622.4 million of these amounts are expected to be recognized as revenue over the next 12 months during 2022 and 2023, respectively. The majority of the remaining amount is expected to be recognized until 2024 and 2025, respectively. The amount of transaction price allocated to the remaining performance obligations, and changes in this amount over time, are impacted mainly by currency fluctuations.